Davis Equity Portfolio
Davis Financial Portfolio
Davis Real Estate Portfolio
(part of Davis Variable Account Fund, Inc.)
March 31, 2025
The Equity Specialists

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS EQUITY PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (99.12%)
COMMUNICATION SERVICES – (12.82%)
Media & Entertainment – (12.82%)
Alphabet Inc., Class A	22,440	$3,470,121
IAC Inc. *	16,970	779,602
Liberty TripAdvisor Holdings, Inc., Series A *	3,168	814
Meta Platforms, Inc., Class A	14,130	8,143,967
Total Communication Services		12,394,504
CONSUMER DISCRETIONARY – (12.86%)
Consumer Discretionary Distribution & Retail – (7.17%)
Amazon.com, Inc. *	20,820	3,961,213
Coupang, Inc., Class A (South Korea) *	40,632	891,060
Naspers Ltd. - N (South Africa)	1,150	285,189
Prosus N.V., Class N (Netherlands)	38,565	1,791,696
		6,929,158
Consumer Services – (5.69%)
MGM Resorts International *	108,900	3,227,796
Restaurant Brands International Inc. (Canada)	16,870	1,124,217
Trip.com Group Ltd., ADR (China)	18,060	1,148,255
		5,500,268
Total Consumer Discretionary		12,429,426
CONSUMER STAPLES – (2.20%)
Food, Beverage & Tobacco – (2.20%)
Darling Ingredients Inc. *	14,340	447,982
Tyson Foods, Inc., Class A	26,230	1,673,736
Total Consumer Staples		2,121,718
ENERGY – (3.50%)
ConocoPhillips	9,390	986,138
Tourmaline Oil Corp. (Canada)	49,640	2,393,951
Total Energy		3,380,089
FINANCIALS – (34.20%)
Banks – (9.15%)
Danske Bank A/S (Denmark)	95,420	3,123,230
U.S. Bancorp	65,690	2,773,432
Wells Fargo & Co.	40,974	2,941,523
		8,838,185
Financial Services – (18.41%)
Consumer Finance – (8.50%)
Capital One Financial Corp.	45,810	8,213,733
Financial Services – (9.91%)
Berkshire Hathaway Inc., Class A *	12	9,581,299
		17,795,032
Insurance – (6.64%)
Life & Health Insurance – (2.31%)
AIA Group Ltd. (Hong Kong)	136,200	1,031,016
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	201,000	1,199,759
		2,230,775
Property & Casualty Insurance – (4.33%)
Chubb Ltd.	5,390	1,627,727
Markel Group Inc. *	1,369	2,559,496
		4,187,223
		6,417,998
Total Financials		33,051,215
HEALTH CARE – (17.61%)
Health Care Equipment & Services – (14.26%)
Cigna Group	8,267	2,719,843
CVS Health Corp.	59,740	4,047,385
Humana Inc.	12,690	3,357,774
	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
Quest Diagnostics Inc.	10,470	$1,771,524
Solventum Corp. *	24,830	1,888,073
		13,784,599
Pharmaceuticals, Biotechnology & Life Sciences – (3.35%)
Viatris Inc.	371,220	3,233,326
Total Health Care		17,017,925
INDUSTRIALS – (2.69%)
Capital Goods – (2.69%)
AGCO Corp.	10,480	970,134
Orascom Construction PLC (United Arab Emirates)	13,155	68,832
Owens Corning	10,920	1,559,594
Total Industrials		2,598,560
INFORMATION TECHNOLOGY – (11.21%)
Semiconductors & Semiconductor Equipment – (7.62%)
Applied Materials, Inc.	29,200	4,237,504
Texas Instruments Inc.	17,430	3,132,171
		7,369,675
Software & Services – (1.30%)
Microsoft Corp.	3,350	1,257,557
Technology Hardware & Equipment – (2.29%)
Samsung Electronics Co., Ltd. (South Korea)	55,720	2,209,045
Total Information Technology		10,836,277
MATERIALS – (2.03%)
Teck Resources Ltd., Class B (Canada)	53,980	1,966,491
Total Materials		1,966,491
TOTAL COMMON STOCK – (Identified cost $54,802,215)		95,796,205

	Principal	Value
SHORT-TERM INVESTMENTS – (0.87%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.36%, 04/01/25 (a)	$336,000	$336,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.36%, 04/01/25 (b)	503,000	503,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $839,000)		839,000
Total Investments – (99.99%) – (Identified cost $55,641,215)		96,635,205
Other Assets Less Liabilities – (0.01%)		9,145
Net Assets – (100.00%)		$96,644,350

ADR:	American Depositary Receipt

*	Non-income producing security.
(a)	Dated 03/31/25, repurchase value of $336,041 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%- 7.167%, 04/01/40-09/20/51, total fair value $342,720).
(b)	Dated 03/31/25, repurchase value of $503,061 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.875%, 05/01/25-04/20/73, total fair value $513,060).
Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS FINANCIAL PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (98.90%)
CONSUMER DISCRETIONARY – (2.55%)
Consumer Discretionary Distribution & Retail – (2.55%)
Prosus N.V., Class N (Netherlands)	30,629	$1,422,997
Total Consumer Discretionary		1,422,997
FINANCIALS – (96.35%)
Banks – (43.92%)
Bank of America Corp.	32,040	1,337,029
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	17,680	688,106
Danske Bank A/S (Denmark)	59,210	1,938,026
DBS Group Holdings Ltd. (Singapore)	71,240	2,446,475
DNB Bank ASA (Norway)	38,240	1,006,196
Fifth Third Bancorp	69,920	2,740,864
JPMorgan Chase & Co.	17,210	4,221,613
Metro Bank Holdings PLC (United Kingdom) *	191,952	220,203
PNC Financial Services Group, Inc.	13,410	2,357,076
U.S. Bancorp	55,700	2,351,654
Wells Fargo & Co.	72,370	5,195,442
		24,502,684
Financial Services – (35.29%)
Capital Markets – (10.85%)
Bank of New York Mellon Corp.	37,200	3,119,964
Charles Schwab Corp.	7,950	622,326
Julius Baer Group Ltd. (Switzerland)	33,359	2,312,313
		6,054,603
Consumer Finance – (14.43%)
American Express Co.	6,690	1,799,944
Capital One Financial Corp.	34,850	6,248,605
		8,048,549
Financial Services – (10.01%)
Berkshire Hathaway Inc., Class A *	4	3,193,766
Exor N.V. (Netherlands)	15,260	1,385,808
Rocket Companies, Inc., Class A	83,080	1,002,776
		5,582,350
		19,685,502
Insurance – (17.14%)
Life & Health Insurance – (0.69%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	65,000	387,982
Property & Casualty Insurance – (13.48%)
Chubb Ltd.	9,116	2,752,941
Loews Corp.	18,200	1,672,762
Markel Group Inc. *	1,655	3,094,204
		7,519,907
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (2.97%)
Everest Group, Ltd.	1,320	$479,596
RenaissanceRe Holdings Ltd.	4,900	1,176,000
		1,655,596
		9,563,485
Total Financials		53,751,671
TOTAL COMMON STOCK – (Identified cost $23,186,760)		55,174,668

	Principal	Value
SHORT-TERM INVESTMENTS – (0.74%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.36%, 04/01/25 (a)	$165,000	$165,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.36%, 04/01/25 (b)	247,000	247,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $412,000)		412,000
Total Investments – (99.64%) – (Identified cost $23,598,760)		55,586,668
Other Assets Less Liabilities – (0.36%)		199,629
Net Assets – (100.00%)		$55,786,297

*	Non-income producing security.
(a)	Dated 03/31/25, repurchase value of $165,020 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 6.50%, 05/01/32-09/01/54, total fair value $168,300).
(b)	Dated 03/31/25, repurchase value of $247,030 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.875%, 05/01/25-04/20/73, total fair value $251,940).
Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS REAL ESTATE PORTFOLIO
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (99.04%)
REAL ESTATE – (99.04%)
Equity Real Estate Investment Trusts (REITs) – (99.04%)
Health Care REITs – (12.59%)
Alexandria Real Estate Equities, Inc.	3,580	$331,186
Community Healthcare Trust, Inc.	7,820	142,011
Healthpeak Properties, Inc.	5,850	118,287
Ventas, Inc.	6,370	438,001
		1,029,485
Hotel & Resort REITs – (2.34%)
Sunstone Hotel Investors, Inc.	20,340	191,399
Industrial REITs – (14.30%)
EastGroup Properties, Inc.	1,100	193,765
Prologis, Inc.	4,347	485,951
Rexford Industrial Realty, Inc.	8,760	342,954
Terreno Realty Corp.	2,320	146,671
		1,169,341
Office REITs – (15.60%)
BXP, Inc.	5,010	336,622
Cousins Properties, Inc.	11,155	329,072
Derwent London plc (United Kingdom)	4,830	115,086
Douglas Emmett, Inc.	6,910	110,560
Great Portland Estates plc (United Kingdom)	34,296	132,005
Highwoods Properties, Inc.	2,940	87,142
Hudson Pacific Properties, Inc. *	55,970	165,111
		1,275,598
Residential REITs – (19.94%)
American Homes 4 Rent, Class A	6,080	229,885
AvalonBay Communities, Inc.	1,370	294,030
Camden Property Trust	1,990	243,377
Equity Residential	2,580	184,676
Essex Property Trust, Inc.	710	217,665
Mid-America Apartment Communities, Inc.	1,250	209,475
Sun Communities, Inc.	660	84,902
UDR, Inc.	3,690	166,677
		1,630,687
Retail REITs – (11.66%)
Brixmor Property Group, Inc.	12,450	330,547
Federal Realty Investment Trust	780	76,300
NETSTREIT Corp.	2,840	45,014
Regency Centers Corp.	2,880	212,429
Simon Property Group, Inc.	1,740	288,979
		953,269
Specialized REITs – (22.61%)
American Tower Corp.	2,200	478,720
	Shares	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Crown Castle Inc.	1,000	$104,230
Digital Realty Trust, Inc.	1,655	237,145
Equinix, Inc.	398	324,510
Extra Space Storage Inc.	1,521	225,853
Public Storage	1,180	353,162
VICI Properties Inc.	3,850	125,587
		1,849,207
Total Real Estate		8,098,986
TOTAL COMMON STOCK – (Identified cost $6,374,472)		8,098,986

	Principal	Value
SHORT-TERM INVESTMENTS – (1.03%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.36%, 04/01/25 (a)	$34,000	$34,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.36%, 04/01/25 (b)	50,000	50,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $84,000)		84,000
Total Investments – (100.07%) – (Identified cost $6,458,472)		8,182,986
Liabilities Less Other Assets – (0.07%)		(5,422)
Net Assets – (100.00%)		$8,177,564

*	Non-income producing security.
(a)	Dated 03/31/25, repurchase value of $34,004 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 4.00%, 08/20/49, total fair value $34,680).
(b)	Dated 03/31/25, repurchase value of $50,006 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.875%, 05/01/25-04/20/73, total fair value $51,000).
Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS VARIABLE ACCOUNT FUND, INC.
Notes to Schedule of Investments
March 31, 2025 (Unaudited)
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.
Notes to Schedule of Investments - (Continued)
March 31, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of March 31, 2025 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Equity Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$12,394,504	$–	$–
Consumer Discretionary	10,352,541	–	–
Consumer Staples	2,121,718	–	–
Energy	3,380,089	–	–
Financials	27,697,210	44,054,668	–
Health Care	17,017,925	–	–
Industrials	2,529,728	–	–
Information Technology	8,627,232	–	–
Materials	1,966,491	–	–
Real Estate	–	–	7,851,895
Total Level 1	86,087,438	44,054,668	7,851,895
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	2,076,885	1,422,997	–
Financials	5,354,005	9,697,003	–
Industrials	68,832	–	–
Information Technology	2,209,045	–	–
Real Estate	–	–	247,091
Short-Term Investments	839,000	412,000	84,000
Total Level 2	10,547,767	11,532,000	331,091
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$96,635,205	$55,586,668	$8,182,986

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
Federal Income Taxes
At March 31, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Equity Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Cost	$55,973,966	$23,631,037	$6,617,118

Unrealized appreciation	46,768,088	32,298,979	2,017,392
Unrealized depreciation	(6,106,849)	(343,348)	(451,524)
Net unrealized appreciation	$40,661,239	$31,955,631	$1,565,868